EXTINGUISHMENT OF DEBT - (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Extinguishment of Debt Disclosures [Abstract]
Loss on extinguishment of debt	$ 2.6
Deferred finance costs	$ 1.4